Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss	$ 29,665,000	$ 26,590,000
Federal income tax benefit	21.00%	21.00%
Valuation allowance	$ 1,243,000
Ownership term	3 years
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0
Internal Revenue Code [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Ownership percentage	50.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss	$ 2,614,000
Federal income tax benefit	80.00%